Options and Warrants	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and Warrants

NOTE 11 – Options and Warrants

The following are details related to options issued by the Company:

		Weighted	Weighted Avg. Remaining
	Options for	Average	Contractual	Aggregate
	Shares	Exercise Price	Life (yrs)	Intrinsic Value

Outstanding as of January 1, 2016	11,612,302	$0.68	7
Granted	75,000	0.10	10
Exercised	—	—	—
Forfeited	(3,654,409)	0.66	—
Expired	(82,800)	0.50	—
Outstanding as of December 31, 2016	7,950,093	$0.69	6	$—
Options exercisable as of December 31, 2016	7,867,593	$0.69	6	$—
Options exercisable and expected to vest as of December 31, 2016	7,950,093	$0.69	6	$—

We account for all stock-based payment awards made to employees and directors based on estimated fair values. We estimate the fair value of share-based payment awards on the date of grant using an option-pricing model and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period.

On April 8, 2015, the Board of Directors agreed to extend the expiration date on options granted to employees and directors that resign or are terminated from the Company without cause from 90 days to one year. All stock-based payment awards made to employees and directors are accounted for based on estimated fair values. The value assigned to the options that were modified through the Board resolution have an estimated value of $102,426.

We use the BSM option-pricing model as our method of valuation. The fair value is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period. The fair value of share-based payment awards on the date of grant as determined by the BSM model is affected by our stock price as well as other assumptions. These assumptions include, but are not limited to:

•	Expected term is generally determined using weighted average of the contractual term and vesting period of the award;

•	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

•	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

•	Forfeitures are based on the history of cancellations of awards granted by the Company and management’s analysis of potential forfeitures.

The estimated value of employee stock options granted during the years ended December 31, 2016 and 2015 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2016	2015
Expected volatility	100%	86 – 110%
Risk-free interest rate	1.90%	0.89 – 1.21%
Expected dividends	0.00%	0.00%
Expected term in years	3 – 5	3 – 5

The weighted-average grant date fair value per share of options for the year ended December 31, 2016 was $0.085.

At December 31, 2016, the amount of unearned stock-based compensation currently estimated to be expensed over future years related to unvested Common Stock options is approximately $9,000, net of estimated forfeitures. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense or calculate and record additional expense. Future stock-based compensation expense and unearned stock-based compensation will increase to the extent that the Company grants additional common stock options or other stock-based awards.

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of January 1, 2016	16,567,326	$1.02
Granted (see Note 8)	5,656,250	$0.08
Exercised	—	$—
Forfeited	—	$—
Cancelled	—	$—
Expired	(8,301,187)	$1.06
Outstanding and exercisable as of December 31, 2016	13,922,387	$0.61

The Company recorded expense of $64,552 and $515,436 (including $102,426 of option modification expense) for options and warrants during the years ended December 31, 2016 and 2015, respectively.

As of December 31, 2016, the Company had 846,771 common shares reserved for future issuance under the Company’s stock plans.

●	Expected term is generally determined using the contractual term of the award;

●	Expected volatility of award grants made under the Company’s plans is measured using the historical daily changes in the market price of similar industry indices selected by us as representative, which are publicly traded, over the expected term of the award, due to our limited trading history for awards granted through June 30, 2014. Thereafter, we began using our own trading history as we deemed there to be sufficient history at that point in time;

●	Risk-free interest rate is equivalent to the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,

●	Forfeitures are based on the history of cancellations of awards granted by the Company and management’s analysis of potential forfeitures.

The weighted-average estimated fair value of warrants granted during the year ended December 31, 2016 were estimated using the BSM option pricing model with the following assumptions:

Year Ended December 31,
2016
Expected volatility	110.1%
Risk-free interest rate	1.58%
Expected dividends	0.00%
Expected term in years	3